UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

                                  Form 13F

                            Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2010
                                                -----------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Merchants' Gate Capital LP
           --------------------------------------------------
Address:   712 Fifth Avenue, 19th Floor
           --------------------------------------------------
           New York, NY 10019
           --------------------------------------------------

           --------------------------------------------------

Form 13F File Number:     028-12839
                          ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Jason Capello
           --------------------------------------------------
Title:      Portfolio Manager
           --------------------------------------------------
Phone:      (212) 993-7040
           --------------------------------------------------

Signature, Place, and Date of Signing:

      /s/ Jason Capello               New York, NY          8/16/10
   ------------------------   ---------------------------  ---------
          [Signature]                [City, State]          [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  none

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:               0
                                               -------------

Form 13F Information Table Entry Total:          22
                                               -------------

Form 13F Information Table Value Total:         $1,119,372
                                               -------------
                                                (thousands)


List of Other Included Managers:  none


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.



                                               FORM 13F INFORMATION TABLE


             COLUMN 1            COLUMN 2    COLUMN 3    COLUMN 4        COLUMN 5        COLUMN 6  COLUMN 7        COLUMN 8
............................. .............. ........... ......... ..................... .......... ........ .......................
                                                          VALUE    SHRS OR   SH/  PUT/  INVESTMENT  OTHER       VOTING AUTHORITY
NAME OF ISSUER               TITLE OF CLASS    CUSIP     (x$1000)  PRN AMT   PRN  CALL  DISCRETION MANAGERS   SOLE     SHARED  NONE
---------------------------  -------------  ----------  --------  --------------------  ---------- -------- -----------------------
ADVANCE AUTO PARTS INC       COM             00751Y106    39,763    792,400  SH           SOLE                792,400    0      0
BAKER HUGHES INC             COM             057224107    89,346  2,149,300  SH           SOLE              2,149,300    0      0
E HOUSE CHINA HLDGS LTD      ADR             26852W103    26,514  1,790,279  SH           SOLE              1,790,279    0      0
ECOLAB INC                   COM             278865100    39,521    880,000  SH           SOLE                880,000    0      0
FEDEX CORP                   COM             31428X106    15,915    227,000  SH           SOLE                227,000    0      0
FMC TECHNOLOGIES INC         COM             30249U101    10,532    200,000  SH           SOLE                200,000    0      0
GENERAL DYNAMICS CORP        COM             369550108    17,568    300,000  SH           SOLE                300,000    0      0
HALLIBURTON CO               COM             406216101    49,100     20,000  SH   CALL    SOLE                 20,000    0      0
IFM INVTS LTD                ADS             45172L100     5,641  1,078,605  SH           SOLE              1,078,605    0      0
LANDSTAR SYS INC             COM             515098101       292      7,481  SH           SOLE                  7,481    0      0
LAUDER ESTEE COS INC         CL A            518439104    15,508    278,270  SH           SOLE                278,270    0      0
MASTERCARD INC               CL A            57636Q104    38,310    192,000  SH           SOLE                192,000    0      0
MONSANTO CO NEW              COM             61166W101    85,507  1,850,000  SH           SOLE              1,850,000    0      0
O REILLY AUTOMOTIVE INC      COM             686091109    63,429  1,333,664  SH           SOLE              1,333,664    0      0
REPUBLIC SVCS INC            COM             760759100   133,862  4,502,600  SH           SOLE              4,502,600    0      0
SCHLUMBERGER LTD             COM             806857108   112,954  2,041,100  SH           SOLE              2,041,100    0      0
SPDR S&P 500 ETF TR          UNIT SER 1 S&P  78462F103   103,220     10,000  SH   PUT     SOLE                 10,000    0      0
SUNCOR ENERGY INC NEW        COM             867224107    56,769  1,928,300  SH           SOLE              1,928,300    0      0
UNITED PARCEL SERVICE INC    CL B            911312106    45,171      7,940  SH   CALL    SOLE                  7,940    0      0
UNITED PARCEL SERVICE INC    CL B            911312106    73,081  1,284,600  SH           SOLE              1,284,600    0      0
UTI WORLDWIDE INC            ORD             G87210103    27,381  2,211,688  SH           SOLE              2,211,688    0      0
WATSCO INC                   COM             942622200    69,988  1,208,356  SH           SOLE              1,208,356    0      0
